SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Sit Developing Markets Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 92.5%

Africa/Middle East - 8.5%

Israel - 0.9%
NICE, Ltd., ADR *	500	77,085

South Africa - 7.6%
Bid Corp., Ltd.	9,850	236,083
Bidvest Group, Ltd.	5,525	70,965
Naspers, Ltd.	1,425	353,386

		660,434

Asia - 67.0%

Australia - 2.1%
Atlassian Corp. *	450	95,495
Rio Tinto, PLC, ADR	1,425	85,614

		181,109

China/Hong Kong - 22.8%
AIA Group, Ltd.	21,400	161,995
Alibaba Group Holding, Ltd., ADR	340	44,958
Baidu, Inc., ADR *	925	85,128
China Mengniu Dairy Co., Ltd.	28,000	69,158
ENN Energy Holdings, Ltd.	19,800	163,652
Hong Kong Exchanges & Clearing, Ltd.	5,100	226,869
Meituan *, [4]	6,820	137,235
Ping An Insurance Group Co. of China, Ltd.	26,900	160,565
Sands China, Ltd. *	42,400	85,058
Sinopharm Group Co., Ltd.	44,900	104,195
Tencent Holdings, Ltd.	8,200	523,947
Trip.com Group, Ltd., ADR	3,275	208,225

		1,970,985

India - 4.0%
HDFC Bank, Ltd., ADR	4,375	290,675
MakeMyTrip, Ltd. *	510	49,975

		340,650

Indonesia - 2.1%
Astra International Tbk PT	176,000	52,087
XL Axiata Tbk PT	948,800	130,304

		182,391

Singapore - 10.7%
DBS Group Holdings, Ltd.	12,100	415,530
Flex, Ltd. *	4,000	132,320
Sea, Ltd, ADR *	1,225	159,850
Singapore Technologies Engineering, Ltd.	44,000	220,975

		928,675

South Korea - 7.6%
NAVER Corp.	450	58,807
Samsung Electronics Co., Ltd.	9,410	373,064
Shinhan Financial Group Co., Ltd.	4,150	132,812
SK Hynix, Inc.	650	86,649

		651,332

Taiwan - 15.9%
Cathay Financial Holding Co., Ltd.	88,784	165,674
Hon Hai Precision Industry Co., Ltd., GDR	16,625	147,602

Name of Issuer	Quantity	Fair Value ($)

Taiwan Semiconductor Co.	37,482	1,055,606

		1,368,882

Thailand - 1.8%
Bangkok Bank PCL	36,500	158,158

Europe - 1.5%

Netherlands - 1.5%
Prosus NV	2,780	129,157

Latin America - 7.4%

Argentina - 2.9%
Globant SA *	1,175	138,321
MercadoLibre, Inc. *	55	107,298

		245,619

Brazil - 1.0%
Banco Bradesco SA	30,350	67,226
Lojas Renner SA	8,943	19,276

		86,502

Chile - 1.2%
Banco Santander Chile, ADR	4,700	107,160

Peru - 2.3%
Southern Copper Corp.	2,115	197,668

North America - 8.1%

Mexico - 1.7%
Fomento Economico Mexicano, ADR	1,575	153,688

United States - 6.4%
Broadcom, Inc.	3,290	550,845

Total Common Stocks (cost: $5,186,301)		7,990,340

Investment Companies 5.8%
iShares MSCI India ETF (cost $292,600)	9,750	501,930

Short-Term Securities - 1.5%

Fidelity Inst. Money Mkt. Gvt. Fund, 4.23% (cost $125,570)	125,570	125,570

Total Investments in Securities - 99.8% (cost $5,604,471)		8,617,840

Other Assets and Liabilities, net - 0.2%		15,279

Net Assets - 100.0%		$8,633,119

MARCH 31, 2025	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Sit Developing Markets Growth Fund (Continued)

*	Non-income producing security.
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144A Restricted Security. The total value of such securities as of March 31, 2025 was $137,235 and represented 1.6% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2025 is as follows:

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks
Argentina	245,619	—	—	245,619
Australia	181,109	—	—	181,109
Brazil	86,502	—	—	86,502
Chile	107,160	—	—	107,160
China/Hong Kong	338,311	1,632,674	—	1,970,985
India	340,650	—	—	340,650
Indonesia	—	182,391	—	182,391
Israel	77,085	—	—	77,085
Mexico	153,688	—	—	153,688
Netherlands	—	129,157	—	129,157
Peru	197,668	—	—	197,668
Singapore	292,170	636,505	—	928,675
South Africa	660,434	—	—	660,434
South Korea	—	651,332	—	651,332
Taiwan	—	1,368,882	—	1,368,882
Thailand	158,158	—	—	158,158
United States	550,845	—	—	550,845
Investment Companies	501,930	—	—	501,930
Short-Term Securities	125,570	—	—	125,570
Total:	4,016,899	4,600,941	—	8,617,840

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs).

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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